Trade Payables (Tables)	12 Months Ended
Mar. 31, 2025
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Summary of Trade Payables
Trade payables as of March 31, 2024 and 2025 consist of the following:

	Yen (millions)
	2024	2025
Trade accounts and notes payable	¥1,310,944	¥1,359,175
Other	298,892	304,312

Total	¥1,609,836	¥1,663,487